SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) - Restricted stocks ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) tranche $ / shares shares	Dec. 31, 2021 tranche $ / shares shares	Dec. 31, 2020 tranche shares
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)	53,696,490
Granted (in shares)	39,153,240
Forfeited (in shares)	(2,157,320)
Vested (in shares)	(9,462,340)
Adjusted for performance conditions (in shares)	(4,290,920)
Nonvested restricted stocks outstanding at the end of the period (in shares)	76,939,150	53,696,490
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 1.20
Granted (in dollars per shares) | $ / shares	2.53
Forfeited (in dollars per shares) | $ / shares	1.41
Vested (in dollars per shares) | $ / shares	1.40
Adjusted for performance conditions (in dollars per share) | $ / shares	0.63
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares	$ 1.88	$ 1.20
Total unrecognized compensation expense | ¥	$ 823
Weighted-average period for recognition of unrecognized compensation costs	3 years 7 months 13 days
Performance Condition
Share based compensation
Number of tranche | tranche	10	10	10
Number of Restricted Stocks
Granted (in shares)	31,683,100	0	0
Performance Condition | Second anniversary of the stated vesting commencement date
Share based compensation
Share-based payment award, vesting percentage	50.00%
Performance Condition | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage	50.00%
Period for remaining percentage vested	2 years